Other Current Assets - Schedule of Other Current Assets (Detail) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Other Current Assets [Line Items]
Advances to employees	$ 129,107	$ 17,063	$ 1,867
Director & Officers insurance		2,582	2,243
Other current assets	36,978	4,077
Total	$ 166,085	21,140	4,110
Previously Reported [Member]
Schedule Of Other Current Assets [Line Items]
Other current assets		$ 1,495	$ 0